OREO	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
OREO
OREO

Other real estate owned (OREO) at December 31, 2018 was $5.1 million, compared to $7.2 million at December 31, 2017, a decreased of $2.1 million. The real estate owned at, December 31, 2018, consisted of eight properties, the largest being a condominium development being carried at $1.5 million. During 2018, the Company disposed of $2.8 million of OREO, recognizing a gain of $209,000, compared to $2.0 million of OREO sold in 2017, recognizing a gain of $160,000. Also during 2018, the Company wrote down OREO property by $899,000, compared to $1.6 million of write-downs in 2017, based on a decline in appraised values. Operating expenses related to OREO, net of related income, for 2018 and 2017, were $611,000 and $625,000, respectively.

An analysis of OREO activity for the years ended December 31, 2018 and 2017 is as follows:

	For the Year Ended December 31,
	2018	2017
	(Dollars in thousands)
Balance at beginning of period	$7,248	$10,528
Real estate acquired in settlement of loans	1,622	279
Sales of OREO, net	(2,847)	(1,977)
Valuation adjustments	(899)	(1,582)
Balance at end of period	$5,124	$7,248